FT Vest Laddered International Moderate Buffer ETF Expense Example, No Redemption - FT Vest Laddered International Moderate Buffer ETF - FT Vest Laddered International Moderate Buffer ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	$ 1,225